Share-Based Payments - Other Programs - Additional Information (Detail) - 12 months ended Dec. 31, 2025	EUR (€)	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants (in Years)	3.5
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 40.4	$ 47.47
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 113.25	$ 133.07